                        File Nos. 33-62470 and 811-7704
   As filed with the Securities and Exchange Commission on February 10, 2005
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 69                                              [X]


                                      and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71                                                             [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 Evelyn Dilsaver
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.      John Loder, Esq.         Koji Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab
1701 Market Street          One International Place  Investment Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)

     /   / Immediately upon filing pursuant to paragraph (b)


     / X / On February 28, 2005, pursuant to paragraph (b)


     /   / 60 days after filing pursuant to paragraph (a)(1)

     /   / On (date), pursuant to paragraph (a)(1)

     /   / 75 days after filing pursuant to paragraph (a)(2)

     /   / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:


     / X / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C

The prospectuses for the Schwab Equity Index Funds: Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund(R), Schwab Total Stock Market Index Fund TM, Schwab International Index Fund(R); the Laudus MarketMasters Funds TM: U.S. MarketMasters Fund, Balanced MarketMasters Fund, Small-Cap MarketMasters Fund, International MarketMasters Fund; Schwab MarketTrack Portfolios(R): All Equity Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio; Schwab Active Equity Funds: Schwab Core Equity Fund TM, Schwab Dividend Equity Fund TM, Schwab Small-Cap Equity Fund TM, Schwab Hedged Equity Fund TM, Schwab Financial Services Fund TM, Schwab Health Care Fund TM, Schwab Technology Fund TM; and Schwab Institutional Select(R) Funds: S&P 500 Fund, Large-Cap Value Index Fund, Small-Cap Value Index Fund were electronically filed and are hereby incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 65 to the Registrant Registration Statement, filed on December 10, 2004 (Accession
Number: 0000950134-04-019052).



The Statements of Additional Information for the Schwab Equity Index Funds:
Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund(R), Schwab Total Stock Market Index Fund TM, Schwab International Index Fund(R); the Laudus MarketMasters Funds TM: U.S. MarketMasters Fund, Balanced MarketMasters Fund, Small-Cap MarketMasters Fund, International MarketMasters Fund; Schwab MarketTrack Portfolios(R): All Equity Portfolio, Growth Portfolio, Balanced Portfolio, Conservative Portfolio; Schwab Active Equity Funds: Schwab Core Equity Fund TM, Schwab Dividend Equity Fund TM, Schwab Small-Cap Equity Fund TM, Schwab Hedged Equity Fund TM, Schwab Financial Services Fund TM, Schwab Health Care Fund TM, Schwab Technology Fund TM; and Schwab Institutional Select(R)
Funds: S&P 500 Fund, Large-Cap Value Index Fund, Small-Cap Value Index Fund were electronically filed and are hereby incorporated by reference to Part A, File No. 811-7704, of Post-Effective Amendment No. 65 to the Registrant Registration Statement, filed on December 10, 2004 (Accession Number: 0000950134-04-019052).



Part C

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23.    Exhibits.

(a)     Articles of                   Agreement and Declaration of Trust, dated May 6, 1993 is
        Incorporation                 incorporated by reference to Exhibit 1, File No. 811-7704, of
                                      Post-Effective Amendment No. 21 to Registrant's Registration
                                      on Form N-1A, electronically filed on December 17, 1997.

(b)     By-Laws                       Amended and Restated Bylaws are incorporated by reference to
                                      Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7
                                      to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 27, 1996.

(c)     Instruments       (i)         Article III, Section 5, Article V, Article VI, Article VIII,
        Defining rights               Section 4 and Article IX, Sections 1, 5 and 7 of the Agreement
        of Security                   and Declaration of Trust, dated May 6, 1993, referenced in
        Holders                       Exhibit (a) above, are incorporated herein by reference to
                                      Exhibit 1, File No. 811-7704, to Post-Effective Amendment No.
                                      21 of Registrant's Registration Statement on Form N-1A
                                      electronically filed on December 17, 1997.

                          (ii)        Articles 9 and 11 of the Amended and Restated Bylaws are
                                      incorporated herein by reference to Exhibit 2, File No.
                                      811-7704, of Post-Effective Amendment No. 7 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 27, 1996.

(d)     Investment        (i)         Investment Advisory and Administration Agreement between
        Advisory                      Registrant and Charles Schwab Investment Management, Inc. (the
        Contracts                     "Investment Adviser"), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a), File No. 811-7704, of
                                      Post-Effective Amendment No. 21 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on December 17,
                                      1997.

                          (ii)        Forms of Amended Schedules A and B to the Investment Advisory
                                      and Administration Agreement between Registrant and the
                                      Investment Adviser, referenced in Exhibit (d)(i) above, is incorporated herein by reference to Exhibit (d)(ii), No. File
                                      811-7704 of Post-Effective Amendment No. 64 to Registrant's
                                      Registration Statement on Form N-1A electronically filed on
                                      November 29, 2004.


Part C

                          (iii)       Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and American Century
                                      Investment Management, Inc. is incorporated herein by reference to Exhibit (d)(iv), File No. 811-7704 of Post-Effective
                                      Amendment No. 48 to Registrant's Registration Statement on Form
                                      N-1A electronically filed on May 30, 2002.

                          (iv)        Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and TCW Investment
                                      Management Company is electronically filed herein as Exhibit
                                      (d)(iv), File No. 811-7704.

                          (v)         Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Artisan Partners Limited
                                      Partnership is incorporated herein by reference to Exhibit
                                      (d)(vi), File No. 811-7704 of Post-Effective Amendment No. 48
                                      to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 30, 2002.

                          (vi)        Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Eagle Asset Management,
                                      Inc. is incorporated herein by reference to Exhibit (d)(ix),
                                      File No. 811-7704 of Post-Effective Amendment No. 48 to
                                      Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (vii)       Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Harris Associates LP is
                                      incorporated herein by reference to Exhibit (d)(x), File No.
                                      811-7704 of Post-Effective Amendment No. 48 to Registrant's
                                      Registration Statement on Form N-1A electronically filed on May
                                      30, 2002.

                          (viii)      Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Pacific Investment
                                      Management Company LLC is incorporated herein by reference to
                                      Exhibit (d)(xi), File No. 811-7704 of Post-Effective Amendment
                                      No. 48 to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 30, 2002.

                          (ix)        Form of Investment Sub-Advisory Agreement between Registrant,
                                      Charles Schwab Investment Management Inc., and TAMRO Capital
                                      Partners, LLC is incorporated herein by reference to Exhibit
                                      (d)(xii), File No. 811-7704 of Post-Effective Amendment No. 63
                                      to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 27, 2004.


Part C

                          (x)         Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and TCW Investment
                                      Management Company is incorporated herein by reference to
                                      Exhibit (d)(xiii), File No. 811-7704 of Post-Effective
                                      Amendment No. 48 to Registrant's Registration Statement on Form
                                      N-1A electronically filed on May 30, 2002.

                          (xi)        Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Thornburg Investment
                                      Management Inc. is incorporated herein by reference to Exhibit
                                      (d)(xiv), File No. 811-7704 of Post-Effective Amendment No. 48
                                      to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 30, 2002.

                          (xii)       Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Tocqueville Asset
                                      Management, L.P. incorporated herein by reference to Exhibit
                                      (d)(xv), File No. 811-7704 of Post-Effective Amendment No. 48
                                      to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 30, 2002.

                          (xiii)      Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Veredus Asset Management
                                      LLC is incorporated herein by reference to Exhibit (d)(xvi),
                                      File No. 811-7704 of Post-Effective Amendment No. 48 to
                                      Registrant's Registration Statement on Form N-1A electronically filed on May 30, 2002.

                          (xiv)       Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and William Blair & Company,
                                      L.L.C. is incorporated herein by reference to Exhibit
                                      (d)(xvii), File No. 811-7704 of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A
                                      electronically filed on May 30, 2002.

                          (xv)        Investment Sub-Advisory Agreement between Registrant, Charles
                                      Schwab Investment Management Inc., and Janus Capital Management
                                      LLC, is incorporated herein by reference to Exhibit (d)(xviii),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Statement of Form N-1A electronically filed on
                                      February 28, 2003.

                          (xvi)       Sub-Management Agreement between Janus Capital Management LLC, and Perkins, Wolf, McDonnell & Company, dated April 15, 2003, to Exhibit (d)(xviv), File No. 811-7704 of Post-Effective
                                      Amendment No. 55 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on June 30, 2003.


Part C

                          (xvii)      Form of Letter of Agreement between Registrant and Investment
                                      Adviser on behalf of Schwab Capital Trust dated March 20, 2005, is incorporated herein by reference to Exhibit (d)(xvii), File
                                      No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      November 29, 2004.

                          (xviii)     Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      American Century Investment Management, Inc., dated March 26,
                                      2003, is incorporated herein by reference to Exhibit
                                      (d)(xviii), File No. 811-7704 of Post-Effective Amendment No.
                                      60 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 26, 2004.

                          (xix)       Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Artisan Partners Limited Partnership, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xx), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                          (xx)        Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii), File No. 811-7704 of
                                      Post-Effective Amendment No. 60 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on February 26,
                                      2004.

                          (xxi)       Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Pacific Investment Management Company LLC, dated March 26,
                                      2003, is incorporated herein by reference to Exhibit
                                      (d)(xxiii), File No. 811-7704 of Post-Effective Amendment No.
                                      60 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 26, 2004.

                          (xxii)      Form of Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(xxiv), File No. 811-7704 of Post-Effective
                                      Amendment No. 63 to Registrant's Registration Statement on Form
                                      N-1A electronically filed on May 27, 2004.

                          (xxiii)     Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and TCW
                                      Investment Management Company, dated March 24, 2003, is
                                      incorporated herein by reference to Exhibit (d)(xxv), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.


Part C

                          (xxiv)      Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                          (xxv)       Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Tocqueville Asset Management, LP, dated April 8, 2003, is
                                      incorporated herein by reference to Exhibit (d)(xxvii), File
                                      No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                          (xxvi)      Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      Veredus Asset Management LLC, dated March 26, 2003, is
                                      incorporated herein by reference to Exhibit (d)(xxviii), File
                                      No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                          (xxvii)     Amendment to Investment Sub-Advisory Agreement between
                                      Registrant, Charles Schwab Investment Management Inc., and
                                      William Blair & Company, LLC, dated March 26, 2003, is
                                      incorporated herein by reference to Exhibit (d)(xxix), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                                      Amendment to Investment Sub-Advisory Agreement between
                          (xxviii)    Registrant, Charles Schwab Investment Management Inc., and
                                      Janus Capital Management LLC, dated May 15, 2003, is
                                      incorporated herein by reference to Exhibit (d)(xxx), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

(e)     Underwriting      (i)         Distribution Agreement between Registrant and Charles Schwab &
        Contracts                     Co., Inc. ("Schwab"), dated July 21, 1993, is incorporated herein by reference to Exhibit 6(a), File No. 811-7704, of
                                      Post-Effective Amendment No. 21 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on December 17,
                                      1997.

                          (ii)        Form of Amended Schedule A to the Distribution Agreement
                                      between Registrant and Schwab, referenced at Exhibit (e)(i)
                                      above, is incorporated herein by reference to Exhibit (e)(ii),
                                      File No. 811-7704 of Post-Effective Amendment No. 64 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on November 29, 2004.


Part C

(f)     Bonus or Profit               Inapplicable
        Sharing
        Contracts

(g)     Custodian         (i)         Accounting Services Agreement between Registrant and SEI
        Agreements                    Investments, dated July 1, 2003, is incorporated herein by reference as Exhibit (g)(i), File No. 811-7704 of
                                      Post-Effective Amendment No. 56 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on July 16, 2003.

                          (ii)        Amended Schedule A to the Accounting Services Agreement between
                                      Registrant and SEI Investments, referenced in Exhibit (g)(i)
                                      above, is incorporated herein by reference as Exhibit (g)(ii),
                                      File No. 811-7704 of Post-Effective Amendment No. 56 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on July 16, 2003.

                          (iii)       Transfer Agency Agreement between Registrant and Schwab, dated
                                      July 21, 1993, is incorporated herein by reference to Exhibit
                                      8(j), File No. 811-7704, of Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 17, 1997.

                          (iv)        Form of Amended Schedules A and C to the Transfer Agency
                                      Agreement referenced at Exhibit (g)(iii) above, is incorporated herein by reference to Exhibit (g)(iv), File No. 811-7704 of
                                      Post-Effective Amendment No. 64 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on November 29,
                                      2004.

                          (v)         Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to
                                      Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 17, 1997.

                          (vi)        Form of Amended Schedules A and C to the Shareholder Service
                                      Agreement between Registrant and Schwab, referenced at Exhibit
                                      (g)(v) above, is incorporated herein by reference to Exhibit
                                      (g)(vi), File No. 811-7704 of Post-Effective Amendment No. 64
                                      to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on November 29, 2004.

                          (vii)       Custodian Agreement by and between Registrant and Brown
                                      Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference as Exhibit (g)(vi), File No. 811-7704 of
                                      Post-Effective Amendment No. 55 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on June 30, 2003.


Part C

                          (viii)      Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003
                                      referenced at Exhibit (g)(vii), is incorporated herein by
                                      reference as Exhibit (g)(viii), File No. 811-7704 of
                                      Post-Effective Amendment No. 56 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on July 16, 2003.

                          (ix)        Custodian Services Agreement between the Registrant and PFPC
                                      Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core
                                      Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab
                                      Institutional Select Large-Cap Value Index Fund, Schwab
                                      Institutional Select Small-Cap Value Index Fund, Schwab Total
                                      Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab
                                      Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters
                                      Fund, Schwab International MarketMasters Fund and Schwab Hedged
                                      Equity Fund, dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(ix) to File No. 811-7704 , of
                                      Post-Effective Amendment No. 58 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on December 11,
                                      2003.

                          (x)         Accounting Services Agreement between Registrant, on behalf of
                                      Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters
                                      Fund, Schwab Small-Cap MarketMasters Fund, Schwab International
                                      MarketMasters Fund and Schwab Hedged Equity Fund, is
                                      incorporated herein by reference as Exhibit (g)(xxiv) to File
                                      No. 811-7704, of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (xi)        Rule 17f-5 and 17f-7 Services Agreement between Registrant and
                                      PFPC Trust Company dated September 25, 2003, is incorporated herein by reference to Exhibit (g)(xi) to File No. 811-7704, of
                                      Post-Effective Amendment No. 58 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on December 11,
                                      2003.

(h)     Other Material                License Agreement between Schwab Capital Trust and Standard &
        Contracts                     Poor's is incorporated herein by reference to Exhibit (h), File
                                      No. 811-7704, of Post-Effective Amendment No. 32 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 26, 1999.

(i)     Legal Opinion                 Inapplicable.

(j)     Other Opinions                Inapplicable.

(k)     Omitted                       Inapplicable.
        Financial
        Statements


Part C

(l)     Initial Capital   (i)         Purchase Agreement for the Schwab International Index
        Agreement                     Fund(R), dated June 17, 1993, is incorporated herein by
                                      reference to Exhibit 13(a), File No. 811-7704, of
                                      Post-Effective Amendment No. 21 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on December 17,
                                      1997.

                          (ii)        Purchase Agreement for the Schwab Small-Cap Index Fund(R),
                                      dated October 13, 1993, is incorporated herein by reference to
                                      Exhibit 13(b), File No. 811-7704, of Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 17, 1997.

                          (iii)       Purchase Agreement for the Schwab MarketTrack Portfolios -
                                      Growth Portfolio, Balanced Portfolio and Conservative Portfolio
                                      (formerly Schwab Asset Director(R)- High Growth, Schwab Asset
                                      Director - Balanced Growth, and Schwab Asset Director -
                                      Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c), File No. 811-7704, of Post-Effective
                                      Amendment No. 6 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on December 15, 1996.

                          (iv)        Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares
                                      and e.Shares(R) is incorporated herein by reference to Exhibit
                                      13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 27, 1996.

                          (v)         Purchase Agreement for the Schwab Core Equity Fund TM
                                      (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to
                                      Post-Effective Amendment No. 13 of Registrant's Registration
                                      Statement on Form N-1A, electronically filed on October 10,
                                      1996.

                          (vi)        Purchase Agreement for Laudus International MarketMasters Fund
                                      (formerly Schwab International MarketMasters Fund, Schwab
                                      MarketManager International Portfolio and as Schwab
                                      OneSource(R) Portfolios-International) is incorporated
                                      herein by reference to Exhibit 13(f), File No. 811-7704, of
                                      Post-Effective Amendment No. 13 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on October 10,
                                      1996.


Part C

                          (vii)       Purchase Agreement for Laudus U.S. MarketMasters Fund and
                                      Laudus Balanced MarketMasters Fund (formerly Schwab U.S.
                                      MarketMasters Fund and Schwab Balanced MarketMasters Fund,
                                      Schwab MarketManager TM Growth Portfolio and Balanced Portfolio
                                      and as Schwab OneSource Portfolios-Growth Allocation and Schwab
                                      OneSource Portfolios-Balanced Allocation) is incorporated
                                      herein by reference of Exhibit 13(g), File No. 811-7704, to
                                      Post-Effective Amendment No. 14 to Registration Statement on
                                      Form N-1A, electronically filed on December 18, 1996.

                          (viii)      Purchase Agreement for Laudus Small-Cap MarketMasters Fund
                                      (formerly Schwab Small-Cap MarketMasters Fund, Schwab
                                      MarketManager Small Cap Portfolio and as Schwab OneSource(R)
                                      Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h), File No. 811-7704, of Post-Effective
                                      Amendment No. 21 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on December 17, 1997.

                          (ix)        Purchase Agreement for Schwab MarketTrack TM All Equity
                                      Portfolio is incorporated herein by reference to Exhibit 13(i),
                                      File No. 811-7704, of Post-Effective Amendment No. 26 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on August 14, 1998.

                          (x)         Purchase Agreement for Schwab Institutional Select S&P 500
                                      Fund, Schwab Institutional Select Large-Cap Value Index Fund
                                      and Schwab Institutional Select Small-Cap Value Index Fund
                                      (formerly Institutional Select S&P 500 Fund, Institutional
                                      Select Large-Cap Value Index Fund and Institutional Select
                                      Small-Cap Value Index Fund) is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective
                                      Amendment No. 32 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on February 26, 1999.

                          (xi)        Purchase Agreement for Schwab Total Stock Market Index Fund is
                                      incorporated herein by reference to Exhibit (l)(xi), File No.
                                      811-7704, of Post-Effective Amendment No. 33 to Registrant's
                                      Registration Statement on Form N-1A electronically filed on
                                      April 15, 1999.

                          (xii)       Purchase Agreement for Schwab Financial Services Fund, Schwab
                                      Health Care Fund and Schwab Technology Fund (formerly Schwab
                                      Focus Funds) Schwab Focus Funds, is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of
                                      Post-Effective Amendment No. 40 to Registrant's Registration
                                      Statement on Form N-1A electronically filed on February 26,
                                      2001.

                          (xiii)      Purchase Agreement for Schwab Hedged Equity Fund is
                                      incorporated herein by reference to Exhibit (l)(xiii) to File
                                      No. 811-7704, of Post-Effective Amendment No. 49 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on August 6, 2002.


Part C

                          (xiv)       Purchase Agreement for Schwab Small-Cap Equity Fund is
                                      incorporated herein by reference to Exhibit (l)(xxiv), File No.
                                      811-7704 of Post-Effective Amendment No. 55 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      June 30, 2003.

                          (xv)        Purchase Agreement for Schwab Dividend Equity Fund is
                                      incorporated herein by reference to Exhibit (l)(xv), File No.
                                      811-7704 of Post-Effective Amendment No. 58 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      December 11, 2003.

                          (xvi)       Form of Purchase Agreement for Schwab Premier Equity Fund is
                                      incorporated herein by reference to Exhibit (l)(xvi), File No.
                                      811-7704 of Post-Effective Amendment No. 64 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      November 29, 2004.

(m)     Rule 12b-1 Plan               Inapplicable.

(n)     Financial Data    (i)         Inapplicable.
        Schedule

(o)     Rule 18f-3 Plan   (i)         Amended and Restated Multiple Class Plan, adopted on February
                                      28, 1996, amended and restated as of August 26, 2003 is
                                      incorporated herein by reference to Exhibit (o)(i), File No.
                                      811-7704, of Post-Effective Amendment No. 58 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      December 11, 2003.

                          (ii)        Form of Amended Schedule A to the Amended and Restated Multiple
                                      Class Plan referenced at Exhibit (o)(i) above is incorporated herein by reference to Exhibit (o)(ii), File No. 811-7704 of
                                      Post-Effective Amendment No. 64 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on November 29,
                                      2004.

(p)     Power of          (i)         Power of Attorney executed by Mariann Byerwalter, September 4,
        Attorney                      2002, is incorporated herein by reference as Exhibit (p)(i),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (ii)        Power of Attorney executed by William A. Hasler, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(ii),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (iii)       Power of Attorney executed by Gerald B. Smith, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(iii),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.


Part C

                          (iv)        Power of Attorney executed by Charles R. Schwab, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(iv),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (v)         Power of Attorney executed by Donald F. Dorward, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(vii),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (vi)        Power of Attorney executed by Robert G. Holmes, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(viii),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (vii)       Power of Attorney executed by Donald R. Stephens, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(ix),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (viii)      Power of Attorney executed by Michael W. Wilsey, September 4,
                                      2002, is incorporated herein by reference as Exhibit (p)(x),
                                      File No. 811-7704 of Post-Effective Amendment No. 50 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 28, 2003.

                          (ix)        Power of Attorney executed by Evelyn Dilsaver, August 31, 2004, is incorporated herein by reference as Exhibit (p)(ix), File
                                      No. 811-7704 of Post-Effective Amendment No. 64 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      November 29, 2004.

                          (x)         Power of Attorney executed by George Pereira, November 15,
                                      2004, is incorporated herein by reference as Exhibit (p)(x),
                                      File No. 811-7704 of Post-Effective Amendment No. 64 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on November 29, 2004.

(q)     Code of Ethics    (i)         Code of Ethics adopted by Registrant, Charles Schwab Investment
                                      Management Inc. and Charles Schwab & Co., Inc. is incorporated herein by reference to Exhibit (q)(i), File No. 811-7704 of
                                      Post-Effective Amendment No. 60 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on February 26,
                                      2004.

                          (ii)        Sub-Advisor Code of Ethics adopted by American Century
                                      Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(ii), File No. 811-7704 of Post-Effective
                                      Amendment No. 60 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on February 26, 2004.


Part C

                          (iii)       Sub-Advisor Code of Ethics adopted by Aronson+Johnson+Ortiz, LP
                                      (formerly, Aronson + Partners) is incorporated herein by
                                      reference as Exhibit (q)(iii), File No. 811-7704 of
                                      Post-Effective Amendment No. 60 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on February 26,
                                      2004.

                          (iv)        Sub-Advisor Code of Ethics adopted by Artisan Partners Limited
                                      Partnership is incorporated herein by reference to Exhibit
                                      (q)(iv), File No. 811-7704 of Post-Effective Amendment No. 58
                                      to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 11, 2003.

                          (v)         Sub-Advisor Code of Ethics and adopted as revised April 20,
                                      2004 by Janus Capital Management LLC is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704 of
                                      Post-Effective Amendment No. 63 to Registrant's Registration
                                      Statement on Form N-1A, electronically filed on May 27, 2004.

                          (vi)        Sub-Advisor Code of Ethics adopted by Eagle Asset Management,
                                      Inc. is incorporated herein by reference to Exhibit (q)(vi),
                                      File No. 811-7704 of Post-Effective Amendment No. 60 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on March 29, 2004.

                          (vii)       Sub-Advisor Code of Ethics adopted by Harris Associates LP is incorporated herein by reference to Exhibit (q)(vii), File No.
                                      811-7704 of Post-Effective Amendment No. 60 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      February 26, 2004.

                          (viii)      Sub-Advisor Code of Ethics adopted by Pacific Investment
                                      Management Company LLC is incorporated by reference to Exhibit
                                      (q)(viii), File No. 811-7704 of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on February 26, 2004.

                          (ix)        Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell
                                      & Company, LLC is incorporated herein by reference to Exhibit
                                      (q)(ix), File No. 811-7704 of Post-Effective Amendment No. 58
                                      to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 11, 2003.

                          (x)         Sub-Advisor Code of Ethics adopted by TAMRO Capital Partners,
                                      LLC incorporated herein by reference to Exhibit (q)(x), File
                                      No. 811-7704 of Post-Effective Amendment No. 63 to Registrant's
                                      Registration Statement on Form N-1A, electronically filed on
                                      May 27, 2004.


Part C

                          (xi)        Sub-Advisor Code of Ethics dated April 2004 and adopted by TCW
                                      Investment Management Company incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704 of Post-Effective
                                      Amendment No. 63 to Registrant's Registration Statement on Form
                                      N-1A, electronically filed on May 27, 2004.

                          (xii)       Sub-Advisor Code of Ethics adopted by Thornburg Investment
                                      Management, Inc. incorporated herein by reference to Exhibit
                                      (q)(xii), File No. 811-7704 of Post-Effective Amendment No. 63
                                      to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on May 27, 2004.

                          (xiii)      Sub-Advisor Code of Ethics adopted by Tocqueville Asset
                                      Management, L.P. is incorporated herein by reference to Exhibit
                                      (q)(xiii), File No. 811-7704, of Post-Effective Amendment No.
                                      48 to Registrant's Registration Statement on Form N-1A,
                                      electronically filed on May 30, 2002.

                          (xiv)       Sub-Advisor Code of Ethics adopted by Veredus Asset Management
                                      LLC is incorporated herein by reference to Exhibit (q)(xiv),
                                      File No. 811-7704 of Post-Effective Amendment No. 58 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on December 11, 2003.

                          (xv)        Sub-Advisor Code of Ethics adopted by William Blair Company,
                                      L.L.C. is incorporated herein by reference to Exhibit (q)(xv),
                                      File No. 811-7704, of Post-Effective Amendment No. 48 to
                                      Registrant's Registration Statement on Form N-1A,
                                      electronically filed on May 30, 2002.

Item 24. Persons Controlled by or under Common Control with the Fund.

     The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

     Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of


Part C
the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
Charles R. Schwab,    Charles Schwab & Co., Inc.        Chairman
Trustee and Chairman
                      The Charles Schwab Bank, N.A.     Chairman, Director

                      The Charles Schwab Corporation    Chairman, Chief
                                                        Executive Officer


Part C

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
                      Charles Schwab Investment         Chairman
                      Management, Inc.

                      Schwab Holdings, Inc.             Chief Executive Officer

                      Schwab International Holdings,    Chairman and Chief
                      Inc.                              Executive Officer

                      Schwab (SIS) Holdings, Inc. I     Chairman and Chief
                                                        Executive Officer

                      Charles Schwab Holdings (UK)      Chairman

                      All Kinds of Minds                Director

                      Charles and Helen Schwab          Director
                      Foundation

                      Siebel Systems                    Director

                      United States Trust Company of    Director
                      New York

                      U.S. Trust Corporation            Director

                      Stanford University               Trustee

                      The Gap, Inc.                     Director until May 2004

                      Xign, Inc.                        Director until June
                                                        2003

Jeffrey M. Lyons      Charles Schwab & Co., Inc.        Executive Vice
                                                        President and
                                                        President, Active
                                                        Trader Enterprise.
                                                        Prior to July 2004,
                                                        Mr. Lyons was
                                                        Executive Vice
                                                        President, Asset
                                                        Management Products &
                                                        Services.

Randall W. Merk       Charles Schwab & Co., Inc.        Executive Vice
                                                        President and
                                                        President, AMPS
                                                        Enterprise.  From
                                                        September 2002 to July
                                                        2004, Mr. Merk was
                                                        President & CEO of
                                                        CSIM.

Evelyn S. Dilsaver    Charles Schwab Investment         President and Chief
President and Chief   Management, Inc.                  Executive Office
Executive Officer


Part C

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
                      Charles Schwab & Co. Inc.         Executive Vice
                                                        President.  From June
                                                        2003 to July 2004, Ms.
                                                        Dilsaver was Senior
                                                        Vice President of the
                                                        Asset Management
                                                        Products and Services
                                                        Enterprise, with
                                                        responsibility for
                                                        product development
                                                        and distribution.
                                                        Prior to this, Ms.
                                                        Dilsaver was Executive
                                                        Vice President of U.S.
                                                        Trust, a subsidiary of
                                                        The Charles Schwab
                                                        Corporation, as its
                                                        chief financial
                                                        officer and chief
                                                        administrative officer.

Christopher V. Dodds  Charles Schwab & Co., Inc.        Executive Vice
                                                        President and Chief
                                                        Financial Officer

Carrie Dwyer          Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Corporate
                                                        Oversight and
                                                        Corporate Secretary

Maurisa Sommerfield   Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Schwab
                                                        Operations

William Atwell        Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Client
                                                        Sales and Services and
                                                        Schwab Bank

                      The Charles Schwab Bank, N.A.     Director

Jan Hier-King         Charles Schwab & Co., Inc.        Executive Vice
                                                        President - Human
                                                        Resources

Deborah McWhinney     Charles Schwab & Co., Inc.        Executive Vice
                                                        President and
                                                        President, Schwab
                                                        Institutional.

Gideon Sasson         Charles Schwab & Co., Inc.        Executive Vice
                                                        President, Chief
                                                        Information Officer

Becky Saeger          Charles Schwab & Co., Inc.        Executive Vice
                                                        President, Brand
                                                        Management and
                                                        Marketing
                                                        Communications


Part C

Name and Position
with Registrant       Name of Company                   Capacity
--------------------------------------------------------------------------------
Stephen B. Ward,      Charles Schwab Investment         Director, Senior Vice
Senior Vice           Management, Inc.                  President and Chief
President and Chief                                     Investment Officer
Investment Officer
                      The Charles Schwab Trust Company  Chief Investment
                                                        Officer

Koji E. Felton,       Charles Schwab Investment         Senior Vice President,
Secretary             Management, Inc.                  Chief Counsel and
                                                        Assistant Corporate
                                                        Secretary

                      Charles Schwab & Co., Inc.        Senior Vice President,
                                                        Deputy General Counsel

Randall Fillmore      Charles Schwab Investment         Senior Vice President
Chief Compliance      Management, Inc.                  and Chief Compliance
Officer                                                 Officer

George Pereira        Charles Schwab Investment         Senior Vice President
Treasurer and Chief   Management, Inc.                  and Chief Financial
Financial Officer                                       Officer

Kimon P. Daifotis     Charles Schwab Investment         Senior Vice President
Senior Vice           Management, Inc.                  and Chief Investment
President and Chief                                     Officer, Fixed Income
Investment Officer

Jeffrey M. Mortimer   Charles Schwab Investment         Senior Vice President
Senior Vice           Management, Inc.                  and Chief Investment
President and Chief                                     Officer, Equities
Investment Officer

Item 27.    Principal Underwriters.

            (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

            (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

            (c)  Not applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former


Part C
sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.


Part C

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 70 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 10th day of February, 2005.

                             SCHWAB CAPITAL TRUST
                             Registrant

                             Charles R. Schwab*
                             ------------------
                             Charles R. Schwab, Chairman and Trustee


        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 10th day of February, 2005.

Signature                              Title
---------                              -----
Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
-----------------
Evelyn Dilsaver

Mariann Byerwalter*                    Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
------------------
Donald F. Dorward

William A. Hasler*                     Trustee
------------------
William A. Hasler

Robert G. Holmes*                      Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
---------------
George Pereira



*By:  /s/ Timothy W. Levin
      --------------------
          Timothy W. Levin, Attorney-in-Fact
          Pursuant to Power of Attorney